OTHER ASSETS -THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER ASSETS - THIRD PARTIES
Schedule of Other Assets

	As of December 31,
	2019	2020
	RMB	RMB
Prepayments for purchase of property, plant and equipment	560,182,033	884,611,325
Refund receivable of U.S. countervailing duties and anti-dumping duties	427,796,666	571,394,376
Prepayment for warranty insurance premium	111,611,828	112,884,194
Deferred losses related to sale-leaseback transactions before January 1, 2020 (Note 21)	183,566,444	98,660,496
Deposit for rent and others	170,335,718	79,281,354
Prepayment of income tax attributable to intercompany transactions	13,199,456	31,816,215
Less: Allowance for credit losses	—	(849,093)
Total	1,466,692,145	1,777,798,867

Summary of activity in allowance for credit losses related to deposits

For the year ended December 31,
2020
RMB
At beginning of year	—
Impact of adopting ASC Topic 326	5,065,000
Reversal	(4,215,907)
At end of year	849,093